UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22897

CONTEXT CAPITAL FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Michael J. McKeen, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Aisha J. Hunt
Dechert LLP
One Bush Street, Suite 1600
San Francisco, CA 94104

Date of fiscal year end: December 31

Date of reporting period: March 20, 2014 – March 31, 2014

Item 1.  Schedule of Investments.

CONTEXT ALTERNATIVE STRATEGIES FUND SCHEDULE OF INVESTMENTS MARCH 31, 2014 (Unaudited)

Shares	Security Description	Value

Long Positions - 44.5%
Equity Securities - 32.6%
Common Stock - 32.6%
Communications - 1.7%
65,000	Sirius XM Holdings, Inc. (a)	$208,000
3,500	Time Warner Cable, Inc.	480,130

		688,130
Consumer Discretionary - 4.9%
4,847	Deckers Outdoor Corp. (a)	386,451
20,739	Francesca's Holdings Corp. (a)	376,206
5,400	General Motors Co.	185,868
2,000	Home Inns & Hotels Management, Inc., ADR (a)	64,580
6,500	Jos A. Bank Clothiers, Inc. (a)	417,950
10,671	LKQ Corp. (a)	281,181
2,244	Under Armour, Inc., Class A (a)	257,252

		1,969,488
Consumer Staples - 4.4%
1,300	Beam, Inc.	108,290
11,000	Cenveo, Inc. (a)	33,440
4,800	Emeritus Corp. (a)	150,912
6,674	ExamWorks Group, Inc. (a)	233,656
12,500	Exelixis, Inc. (a)	44,250
6,000	Forest Laboratories, Inc. (a)	553,620
6,017	Insulet Corp. (a)	285,326
6,600	Nordion, Inc. (a)	76,032
52,467	Xueda Education Group, ADR	283,322

		1,768,848
Energy - 11.5%
3,224	Access Midstream Partners LP	185,541
1,060	Anadarko Petroleum Corp.	89,846
2,397	Atlas Energy LP	103,167
760	Chevron Corp.	90,372
2,214	Energy Transfer Equity LP	103,505
4,245	EnLink Midstream Partners LP	129,133
4,494	EnLink Midstream, LLC	152,526
2,251	Enterprise Products Partners LP	156,129
4,500	EPL Oil & Gas, Inc. (a)	173,700
3,008	EQT Midstream Partners LP	211,553
3,584	Laredo Petroleum, Inc. (a)	92,682
2,247	Magellan Midstream Partners LP	156,706
3,959	MarkWest Energy Partners LP	258,602
4,348	MPLX LP	213,009
2,170	Oasis Petroleum, Inc. (a)	90,554
10,336	Ocean Rig UDW, Inc. (a)	183,877
1,947	ONEOK Partners LP	104,262
3,506	ONEOK, Inc.	207,730
3,855	Phillips 66 Partners LP (a)	187,237
2,886	Plains All American Pipeline LP	159,076
7,207	Plains GP Holdings LP	201,652
3,693	Tallgrass Energy Partners LP	134,462
2,624	Targa Resources Corp.	260,458
2,366	Targa Resources Partners LP	133,111
1,767	Tesoro Corp.	89,393
2,526	Tesoro Logistics LP	152,090
2,534	The Williams Cos., Inc.	102,830
5,283	Valero Energy Partners LP	209,154
1,982	Western Gas Partners LP	131,189
4,947	Western Refining Logistics LP	154,099

		4,617,645

Financials - 4.9%
2,974	BofI Holding, Inc. (a)	255,021
11,875	Greenlight Capital Re, Ltd., Class A (a)	389,500
35,000	Hudson City Bancorp, Inc.	344,050
2,400	Ocwen Financial Corp. (a)	94,032
3,426	Signature Bank (a)	430,271
54,100	Tower Group International, Ltd.	146,070
1,700	Virtus Investment Partners, Inc. (a)	294,389

		1,953,333
Industrials - 0.9%
1,954	TransDigm Group, Inc. (a)	361,881

Information Technology - 2.6%
4,500	AutoNavi Holdings, Ltd., ADR (a)	90,180
6,321	Envestnet, Inc. (a)	253,978
2,219	IHS, Inc., Class A (a)	269,608
10,000	LSI Corp.	110,700
4,000	RDA Microelectronics, Inc., ADR	71,720
7,763	VeriFone Systems, Inc. (a)	262,545

		1,058,731
Materials - 0.4%
3,778	Huntsman Corp.	92,259
981	LyondellBasell Industries NV, Class A	87,250

		179,509
Utilities - 1.3%
4,223	NGL Energy Partners LP	158,489
2,897	NRG Energy, Inc.	92,124
2,256	NRG Yield, Inc., Class A	89,180
3,000	UNS Energy Corp.	180,090

		519,883

Total Common Stock (Cost $13,119,849)	13,117,448

Total Equity Securities (Cost $13,119,849)	13,117,448

Principal	Security Description	Rate	Maturity	Value

Fixed Income Securities - 11.9%
Asset Backed Obligations - 2.0%
$243,869	Bear Stearns Mortgage Funding Trust, Series 2006-AR5 2A1 (b)	0.34%	01/25/37	188,694
394,193	Lehman XS Trust, Series 2006-4N A2A (b)	0.37	04/25/46	290,861
464,891	Provident Home Equity Loan Trust, Series 2000-2 A2 (b)	0.69	08/25/31	305,722

Total Asset Backed Obligations (Cost $762,612)	785,277

Corporate Non-Convertible Bonds - 8.7%
Business Services - 1.0%
500,000	Production Resource Group, Inc.	8.88	05/01/19	400,000

Consumer Staples - 2.6%
$500,000	Armored Autogroup, Inc.	9.25	11/01/18	526,875
500,000	Cenveo Corp.	11.50	05/15/17	498,750

				1,025,625
Energy - 1.2%
500,000	Sidewinder Drilling, Inc. (c)	9.75	11/15/19	497,500

Financials - 0.6%
250,000	CNG Holdings, Inc. (c)	9.38	05/15/20	231,250

Industrials - 0.6%
250,000	Colt Defense, LLC / Colt Finance Corp.	8.75	11/15/17	231,250

Information Technology - 1.4%
500,000	Stratus Technologies Bermuda, Ltd. / Stratus Technologies, Inc.	12.00	03/29/15	557,500

Materials - 1.3%
500,000	Thompson Creek Metals Co., Inc.	12.50	05/01/19	540,000

Total Corporate Non-Convertible Bonds (Cost $3,423,298)	3,483,125

Syndicated Loans - 1.2%
500,000	AdvancePierre Foods, Inc. (b)	8.41	10/10/17	489,375

Total Syndicated Loans (Cost $490,000)	489,375

Total Fixed Income Securities (Cost $4,675,910)	4,757,777

Total Long Positions - 44.5% (Cost $17,795,759)*	$17,875,225
Total Short Positions - (12.1)% (Cost $(4,915,996))*	(4,857,318)
Total Written Options - (0.0)% (Premiums Received $(6,175))*	(4,700)

Other Assets & Liabilities, Net – 67.6%	27,204,428
Net Assets – 100.0%	$40,217,635

CONTEXT ALTERNATIVE STRATEGIES FUND SCHEDULE OF SECURITIES SOLD SHORT MARCH 31, 2014 (Unaudited)

AFA
Shares	Security Description	Value

Short Positions - (12.1)%
Common Stock - (12.1)%
Communications - (2.2)%
(6,780)	Blue Nile, Inc.	$(235,944)
(10,063)	Comcast Corp., Class A	(503,351)
(3,886)	NETGEAR, Inc.	(131,075)
		(870,370)

Consumer Discretionary - (2.5)%
(29,510)	DTS, Inc.	(583,118)
(9,888)	Five Below, Inc.	(420,042)
		(1003,160

Consumer Staples - (2.3)%
(1,983)	Actavis PLC	(408,200)
(4,560)	Brookdale Senior Living, Inc.	(152,806)
(26,246)	MannKind Corp.	(105,509)
(3,446)	USANA Health Sciences, Inc.	(259,622)
		(926,137)

Energy - (2.7)%
(2,628)	Energy XXI Bermuda, Ltd.	(61,942)
(40,501)	Solazyme, Inc.	(470,217)
(9,781)	Thermon Group Holdings, Inc.	(226,723)
(25,324)	Willbros Group, Inc.	(319,589)
		(1,078,471)

Financials - (2.4)%
(48,139)	Calamos Asset Management, Inc., Class A	(622,437)
(2,941)	M&T Bank Corp.	(356,743)
		(979,180)

Total Common Stock (Cost $(4,915,996))	(4,857,318)

Total Short Positions - (12.1)% (Cost $(4,915,996))	$(4,857,318)

CONTEXT ALTERNATIVE STRATEGIES FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN MARCH 31, 2014 (Unaudited)

Contracts	Security Description	Strike Price	Exp. Date	Value

Written Options - (0.0)%

Put Options Written - (0.0)%
(50)	Sina Corp.	$50.00	05/14	$(4,700)

Total Put Options Written (Premiums Received $(6,175))	(4,700)

Total Written Options - (0.0)% (Premiums Received $(6,175))	$(4,700)

CONTEXT ALTERNATIVE STRATEGIES FUND NOTES TO SCHEDULE OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN MARCH 31, 2014 (Unaudited)

ADR American Depositary Receipt
LLC Limited Liability Company
LP Limited Partnership
PLC Public Limited Company
(a) Non-income producing security.
(b) Variable rate security. Rate presented is as of March 31, 2014.
(c) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $728,750 or 1.8% of net assets.

AFA
At March 31, 2014, the Fund held the following futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Depreciation

(12)	CBOE VIX Future	04/16/14	$(182,478)	$678
(12)	CBOE VIX Future	05/21/14	(190,858)	658
$(373,336)	$1,336
AFA

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$352,117
Gross Unrealized Depreciation	(212,498)
Net Unrealized Appreciation	$139,619

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of March 31, 2014.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Communications	$688,130	$-	$-	$688,130
Consumer Discretionary	1,969,488	-	-	1,969,488
Consumer Staples	1,768,848	-	-	1,768,848
Energy	4,617,645	-	-	4,617,645
Financials	1,953,333	-	-	1,953,333
Industrials	361,881	-	-	361,881
Information Technology	1,058,731	-	-	1,058,731
Materials	179,509	-	-	179,509
Utilities	519,883	-	-	519,883
Asset Backed Obligations	-	785,277	-	785,277
Corporate Non-Convertible Bonds	-	3,483,125	-	3,483,125
Syndicated Loans	-	489,375	-	489,375
Total Investments At Value	$13,117,448	$4,757,777	$-	$17,875,225
Other Financial Instruments**
Futures	1,336	-	-	1,336
Total Assets	$13,118,784	$4,757,777	$-	$17,876,561

Level 1	Level 2	Level 3	Total

Liabilities
Securities Sold Short
Common Stock	$(4,857,318)	$-	$-	$(4,857,318)
Total Securities Sold Short	$(4,857,318)	$-	$-	$(4,857,318)
Other Financial Instruments**
Written Options	(4,700)	-	-	(4,700)
Total Liabilities	$(4,862,018)	$-	$-	$(4,862,018)

** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and Schedule of Securities Sold Short, such as futures, which are valued at the unrealized appreciation (depreciation) of the instrument. Written options are reported at their market value at period end.

There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CONTEXT CAPITAL FUNDS

By:          /s/ Stephen J. Kneeley
        Stephen J. Kneeley, Principal Executive Officer

Date:     May 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Stephen J. Kneeley
        Stephen J. Kneeley, Principal Executive Officer

Date:      May 15, 2014

By:       /s/ Michael J. McKeen
     Michael J. McKeen, Principal Financial Officer

Date:     May 15, 2014